Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2014
Digital Operations
Discontinued operation
Summarized results of operations

	Year Ended December 31,
	2012	2013	2014
(Loss) Income Before (Benefit) Provision for Income Taxes of Discontinued Operations	$ (75)	$ (958)	$ (960)
(Benefit) Provision for Income Taxes	(505)	(429)	—
Income (Loss) from Discontinued Operations, Net of Tax	$ 430	$ (529)	$ (960)

New Zealand Operations
Discontinued operation
Summarized results of operations

	Year Ended December 31,
	2012	2013	2014
(Loss) Income Before (Benefit) Provision for Income Taxes of Discontinued Operations	$ (88)	$—	$—
(Benefit) Provision for Income Taxes	(34)	—	—
(Loss) Income from Discontinued Operations, Net of Tax	$ (54)	$—	$—

Italian Operations
Discontinued operation
Summarized results of operations

	Year Ended December 31,
	2012(1)	2013(2)	2014(2)
Total Revenue	$ 2,138	$—	$—
(Loss) Income Before (Benefit) Provison for Income Taxes of Discontinued Operations	$ (8,692)	$ 2,290	$ 751
(Benefit) Provision for Income Taxes	(1,542)	930	—
(Loss) Income from Discontinued Operations, Net of Tax	(7,150)	1,360	751
Loss on Sale of Discontinued Operations, Net of Tax	(1,885)	—	—
Total (Loss) Income from Discontinued Operations and Sale, Net of Tax	$ (9,035)	$ 1,360	$ 751

(1)	Includes the results of operations of Italy through April 27, 2012, the date the sale of our Italian operations was consummated.

(2)

During the years ended December 31, 2013 and 2014, we recognized income before provision of income taxes of discontinued operations primarily related to the recovery of insurance proceeds in excess of carrying value.